UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                                650 Fifth Avenue
                                    6th Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                650 Fifth Avenue
                                    6th Floor
                               New York, NY 10019
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-259-2655

                      DATE OF FISCAL YEAR END: MAY 31, 2006

                    DATE OF REPORTING PERIOD: AUGUST 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

                                    THE ARBITRAGE FUND
                                 Portfolio of Investments
                               August 31, 2006 (Unaudited)

-----------------------------------------------------------------------------------------
    SHARES     COMMON STOCK -- 78.49%                                            VALUE
-----------------------------------------------------------------------------------------

               AGRICULTURE -- 0.96%
       40,000  Delta & Pine Land Co. .....................................   $  1,618,400
                                                                             ------------

               APPAREL/TEXTILES -- 1.63%
      363,904  Mossimo, Inc. (a) .........................................      2,754,753
                                                                             ------------

               BANKS -- 6.35%
       70,000  Commercial Capital Bancorp, Inc. ..........................      1,112,300
       20,000  Golden West Financial Corp. ...............................      1,509,800
       25,000  Harbor Florida Bancshares, Inc. ...........................      1,107,250
      100,722  Interchange Financial Services Corp. (b) ..................      2,283,368
      150,000  North Fork Bancorporation, Inc. (b) .......................      4,116,000
       15,000  Texas Regional Bancshares, Inc., Cl A .....................        574,050
                                                                             ------------
                                                                               10,702,768
                                                                             ------------

               BEVERAGES -- 0.19%
       20,000  Sleeman Breweries Ltd. (a).................................        313,224
                                                                             ------------

               BIOTECHNOLOGY -- 0.17%
      379,200  Oragenics, Inc. (a)........................................        280,608
                                                                             ------------

               BROADCASTING, NEWPAPERS & ADVERTISING -- 0.44%
       60,000  Emmis Communications Corp., Cl A (a).......................        733,800
                                                                             ------------

               BUILDING & CONSTRUCTION SUPPLIES -- 1.09%
      160,000  Royal Group Technologies Ltd. (a)..........................      1,838,252
                                                                             ------------

               COAL MINING -- 0.20%
       50,000  Excel Coal Ltd. ...........................................        332,570
                                                                             ------------

               COMPUTERS & SERVICES -- 8.08%
      139,500  Lipman Electronic Engineering Ltd. ........................      3,500,055
      400,000  McData Corp., Cl A (a).....................................      1,716,000
       75,000  msystems Ltd. (a)..........................................      3,328,500
      181,800  RSA Security, Inc. (a).....................................      5,063,130
                                                                             ------------
                                                                               13,607,685
                                                                             ------------

               CONSUMER PRODUCTS -- 0.00%
       10,000  Oneida Ltd. (a)............................................            120
                                                                             ------------





                                    THE ARBITRAGE FUND
                                 Portfolio of Investments
                               August 31, 2006 (Unaudited)

-----------------------------------------------------------------------------------------
    SHARES     COMMON STOCK -- 78.49%                                            VALUE
-----------------------------------------------------------------------------------------

               ELECTRICAL EQUIPMENT -- 4.24%
       94,781  Intermagnetics General Corp. (a)(b) .......................   $  2,580,887
      302,901  L-1 Identity Solutions, Inc. (a)...........................      4,570,776
                                                                             ------------
                                                                                7,151,663
                                                                             ------------

               ELECTRICAL SERVICES -- 0.61%
       52,500  Duquesne Light Holdings, Inc. .............................      1,033,725
                                                                             ------------

               ENTERTAINMENT -- 1.56%
      229,100  Radica Games Ltd. .........................................      2,620,904
                                                                             ------------

               ENVIRONMENTAL SERVICES -- 0.61%
       20,000  Aleris International, Inc. (a).............................      1,025,400
                                                                             ------------

               FINANCIAL SERVICES -- 4.93%
       62,100  ACE Cash Express, Inc. (a).................................      1,838,781
       63,177  Euronext NV ...............................................      5,677,050
      196,696  Loring Ward International Ltd. (a).........................        797,596
                                                                             ------------
                                                                                8,313,427
                                                                             ------------

               GAS/NATURAL GAS -- 5.61%
       70,000  Cascade Natural Gas Corp. (b)..............................      1,795,500
       75,000  KeySpan Corp. (b)..........................................      3,075,000
       10,000  Kinder Morgan, Inc. (c)....................................      1,043,600
       30,000  Peoples Energy Corp. ......................................      1,271,400
      200,000  Transmontaigne, Inc. (a)...................................      2,268,000
                                                                             ------------
                                                                                9,453,500
                                                                             ------------

               HOTELS & LODGING -- 2.22%
       50,000  Aztar Corp. (a)(b).........................................      2,623,500
       76,168  Sands Regent (a)(b)........................................      1,118,146
                                                                             ------------
                                                                                3,741,646
                                                                             ------------

               INSURANCE -- 2.41%
       15,000  AmerUs Group Co. ..........................................      1,017,000
      391,100  Capital Title Group, Inc. (b)..............................      3,038,847
                                                                             ------------
                                                                                4,055,847
                                                                             ------------

               LABORATORY EQUIPMENT -- 2.67%
       57,500  Fisher Scientific International, Inc. (a)(b)...............      4,498,225
                                                                             ------------




                                    THE ARBITRAGE FUND
                                 Portfolio of Investments
                               August 31, 2006 (Unaudited)

-----------------------------------------------------------------------------------------
    SHARES     COMMON STOCK -- 78.49%                                            VALUE
-----------------------------------------------------------------------------------------

               MARINE SERVICES -- 0.23%
      200,000  Adsteam Marine Ltd. .......................................   $    387,934
                                                                             ------------

               MEDIA -- 1.23%
        5,000  TVSL SA (a)   .............................................             --
       60,000  Univision Communications, Inc., Cl A (a)(b)................      2,073,600
                                                                             ------------
                                                                                2,073,600
                                                                             ------------

               MEDICAL PRODUCTS & SERVICES -- 3.27%
       83,704  Andrx Corp. (a)(b)(c)......................................      1,995,503
      247,884  Caliper Life Sciences, Inc. (a)............................      1,293,956
      347,380  Encore Medical Corp. (a)(b)................................      2,219,758
                                                                             ------------
                                                                                5,509,217
                                                                             ------------

               METALS & MINING -- 0.05%
       69,900  Western Copper Corp. (a)...................................         76,844
                                                                             ------------

               MISCELLANEOUS BUSINESS SERVICES -- 3.63%
      152,506  Alderwoods Group, Inc. (a)(b)..............................      3,018,094
       50,000  Aramark Corp., Cl B .......................................      1,639,500
      963,140  Goldleaf Financial Solutions, Inc. (a).....................      1,367,659
       27,238  Horizon North Logistics, Inc. (a)..........................         98,177
                                                                             ------------
                                                                                6,123,430
                                                                             ------------

               PETROLEUM EXPLORATION & PRODUCTION -- 1.82%
       10,000  Energy Partners Ltd. (a)...................................        249,500
        5,400  Helix Energy Solutions Group, Inc. (a).....................        207,684
       35,500  PetroHawk Energy Corp. (a).................................        395,825
       50,000  Stone Energy Corp. (a)(b)(c)...............................      2,208,500
                                                                             ------------
                                                                                3,061,509
                                                                             ------------

               PETROLEUM FIELD MACHINERY & EQUIPMENT -- 2.36%
       62,000  Maverick Tube Corp. (a)(b).................................      3,984,740
                                                                             ------------

               PETROLEUM REFINING & MARKETING -- 0.48%
       10,000  Giant Industries, Inc. (a).................................        817,000
                                                                             ------------

               PROFESSIONAL SERVICES -- 0.43%
       36,600  Concorde Career Colleges, Inc. (a).........................        717,360
                                                                             ------------

               RECREATION -- 1.86%
       91,000  Intrawest Corp. ...........................................      3,133,130
                                                                             ------------




                                    THE ARBITRAGE FUND
                                 Portfolio of Investments
                               August 31, 2006 (Unaudited)

-----------------------------------------------------------------------------------------
    SHARES     COMMON STOCK -- 78.49%                                            VALUE
-----------------------------------------------------------------------------------------

               RETAIL -- 1.03%
       40,000  Petco Animal Supplies, Inc. (a)............................   $  1,126,000
      150,000  Telepizza (a) .............................................        612,504
                                                                             ------------
                                                                                1,738,504
                                                                             ------------

               SEMICONDUCTORS -- 4.58%
      135,125  ADE Corp. (a) .............................................      4,346,971
      100,000  ATI Technologies, Inc. (a).................................      2,149,000
      543,842  Conexant Systems, Inc. (a).................................      1,120,314
       55,000  Mindspeed Technologies, Inc. (a)...........................        105,050
                                                                             ------------
                                                                                7,721,335
                                                                             ------------

               SOFTWARE -- 6.30%
       87,000  Internet Security Systems (a)..............................      2,406,420
       85,000  Intervideo, Inc. (a).......................................      1,077,800
      300,000  Loudeye Corp. (a)..........................................      1,314,000
       90,000  Mercury Interactive Corp. (a)..............................      4,532,400
       50,000  MRO Software, Inc. (a).....................................      1,284,500
                                                                             ------------
                                                                               10,615,120
                                                                             ------------

               TELEPHONES & TELECOMMUNICATIONS -- 4.22%
      255,841  Andrew Corp. (a)...........................................      2,366,529
       70,000  BellSouth Corp. ...........................................      2,850,400
      775,000  Lucent Technologies, Inc. (a)..............................      1,805,750
      175,000  Wireless Matrix Corp. (a)..................................         86,731
                                                                             ------------
                                                                                7,109,410
                                                                             ------------

               TRUCKING -- 0.76%
       55,550  Mullen Group Income Fund ..................................      1,276,436
                                                                             ------------

               WHOLESALE -- 2.27%
       80,000  Aviall, Inc. (a)...........................................      3,820,800
                                                                             ------------

               TOTAL COMMON STOCK (Cost $130,194,624)                        $132,242,886
                                                                             ------------

-----------------------------------------------------------------------------------------
    SHARES     REAL ESTATE INVESTMENT TRUSTS -- 11.59%                           VALUE
-----------------------------------------------------------------------------------------
      200,000  Boykin Lodging Co. (a) ....................................   $  2,194,000
       10,000  Glenborough Realty Trust, Inc. ............................        258,100
       35,000  Heritage Property Investment Trust ........................      1,272,600
       60,000  Pan Pacific Retail Properties, Inc.(b)  ...................      4,189,200




                                    THE ARBITRAGE FUND
                                 Portfolio of Investments
                               August 31, 2006 (Unaudited)

-----------------------------------------------------------------------------------------
    SHARES     REAL ESTATE INVESTMENT TRUSTS -- 11.59%                           VALUE
-----------------------------------------------------------------------------------------
      125,000  Reckson Associates Realty Corp. (b)........................   $  5,348,750
      225,000  Saxon Capital, Inc.........................................      3,129,750
       50,000  Sizeler Property Investors, Inc. ..........................        749,500
       82,500  Trizec Properties, Inc. ...................................      2,381,775
                                                                             ------------

               TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,459,141)        $ 19,523,675
                                                                             ------------

-----------------------------------------------------------------------------------------
    SHARES     EQUITY SWAPS -- 5.73%                                             VALUE
-----------------------------------------------------------------------------------------
      128,029  Aegis Group Plc............................................   $    311,111
      115,000  BOC Group Plc .............................................      3,532,774
       60,000  De Vere Group Plc .........................................        995,207
       50,000  DX Services Plc............................................        394,221
      300,000  Enodis Plc    .............................................        987,217
        5,000  Forth Ports Plc ...........................................        174,713
       60,000  Hardys & Hansons Plc ......................................      1,204,063
       45,000  McCarthy & Stone Plc ......................................        928,726
      100,000  nCipher Plc   .............................................        418,474
       75,000  Telent Plc(a) .............................................        711,881
                                                                             ------------

               TOTAL EQUITY SWAPS (Cost $9,226,397)                          $  9,658,387
                                                                             ------------

-----------------------------------------------------------------------------------------
    SHARES     WARRANTS -- 0.08%                                                 VALUE
-----------------------------------------------------------------------------------------
       99,824  Caliper Life Sciences, Inc. Expires 09/01/11 (a)...........   $    129,771
                                                                             ------------

               TOTAL WARRANTS (Cost $--)                                     $    129,771
                                                                             ------------

-----------------------------------------------------------------------------------------
    SHARES     ESCROWED RIGHTS -- 0.00%                                          VALUE
-----------------------------------------------------------------------------------------
       35,300  Hoenig Group, Inc. -  contingent payment rights (a)(d).....   $         --
      247,200  PetroCorp, Inc. - escrow shares (a)(d).....................             --
                                                                             ------------

               TOTAL ESCROWED RIGHTS (Cost $--)                              $         --
                                                                             ------------




                                    THE ARBITRAGE FUND
                                 Portfolio of Investments
                               August 31, 2006 (Unaudited)

-----------------------------------------------------------------------------------------
  CONTRACTS    PUT OPTION CONTRACTS -- 0.09%                                     VALUE
-----------------------------------------------------------------------------------------
               Andrx Corp.,
           40    09/19/06 at $22.5........................................   $      1,400
               NYSE Group, Inc.,
          200    09/19/06 at $60 .........................................         44,000
               SanDisk Corp.,
          100    09/19/06 at $45 .........................................             --
               Stone Energy Corp.,
          433    10/24/06 at $45..........................................        107,085
                                                                             ------------

               TOTAL PUT OPTION CONTRACTS (Cost $201,224)                    $    152,485
                                                                             ------------

-----------------------------------------------------------------------------------------
  CONTRACTS    CALL OPTION CONTRACTS -- 0.06%                                    VALUE
-----------------------------------------------------------------------------------------
               Capital One Financial Corp.,
          100    10/24/06 at $75 .........................................   $     20,500
               Kinder Morgan, Inc.,
          200    09/18/06 at $100.........................................         91,000
                                                                             ------------

               TOTAL CALL OPTION CONTRACTS (Cost $64,800)                    $    111,500
                                                                             ------------

-----------------------------------------------------------------------------------------
    SHARES     MONEY MARKET SECURITY -- 0.01%                                    VALUE
-----------------------------------------------------------------------------------------
       15,361  Dreyfus Treasury Prime Cash Management Fund,
                 Institutional Shares, 4.850% (e) (Cost $15,361) .........   $     15,361
                                                                             ------------

               TOTAL INVESTMENTS AT VALUE -- 96.05%
               (Cost $159,161,547)+                                          $161,834,065
                                                                             ============

PERCENTAGES ARE BASED ON NET ASSETS OF $168,485,239.
(A) NON-INCOME PRODUCING SECURITY.
(B) ALL OR A PORTION OF THE SHARES HAVE BEEN PLEDGED AS COLLATERAL FOR OPEN SHORT
POSITIONS.
(C) UNDERLYING SECURITY FOR A WRITTEN/PURCHASED CALL/PUT OPTION.
(D) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT
HAVE AN EXPIRATION DATE.
(E) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF AUGUST 31, 2006.
CL -- CLASS
LTD. -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
+ AT AUGUST 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $159,161,547, AND
THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,655,238 AND $(2,982,720),
RESPECTIVELY.




                                    THE ARBITRAGE FUND
                            Schedule of Securities Sold Short
                               August 31, 2006 (Unaudited)

-----------------------------------------------------------------------------------------
    SHARES     COMMON STOCK -- 16.53%                                            VALUE
-----------------------------------------------------------------------------------------

               APPAREL/TEXTILES -- 0.48%
       54,800  Iconix Brand Group, Inc. (a)...............................   $    812,136
                                                                             ------------

               BANKS -- 0.68%
       21,000  Wachovia Corp. ............................................      1,147,230
                                                                             ------------

               COMPUTERS & SERVICES -- 2.77%
      300,000  Brocade Communication Systems, Inc. (a)....................      1,860,000
       47,500  SanDisk Corp. (a)(b).......................................      2,798,700
                                                                             ------------
                                                                                4,658,700
                                                                             ------------

               ELECTRICAL EQUIPMENT -- 2.44%
      272,900  L-1 Identity Solutions, Inc. (a)...........................      4,118,061
                                                                             ------------

               ELECTRICAL SERVICES -- 0.72%
       23,567  WPS Resources Corp. .......................................      1,210,872
                                                                             ------------

               FINANCIAL SERVICES -- 2.01%
        7,500  Capital One Financial Corp. (b)............................        548,250
        5,000  Deutsche Boerse AG ........................................        758,237
       35,000  NYSE Group, Inc. (a)(b)....................................      2,075,500
                                                                             ------------
                                                                                3,381,987
                                                                             ------------

               INSURANCE -- 0.35%
        9,500  LandAmerica Financial Group, Inc. .........................        600,780
                                                                             ------------

               MEASURING DEVICES -- 2.67%
      115,000  Thermo Electron Corp. (a)..................................      4,508,000
                                                                             ------------

               MISCELLANEOUS BUSINESS SERVICES -- 0.04%
       17,144  Horizon North Logistics, Inc. (a)..........................         61,794
                                                                             ------------

               SEMICONDUCTORS -- 0.33%
       22,000  Advanced Micro Devices, Inc. (a)...........................        549,780
                                                                             ------------

               SOFTWARE -- 1.06%
       77,500  VeriFone Holdings, Inc. (a)(b).............................      1,794,125
                                                                             ------------

               TELEPHONES & TELECOMMUNICATIONS -- 2.37%
       87,600  Alcatel SA ADR (a).........................................      1,097,628
       92,800  AT&T, Inc.    .............................................      2,888,864
                                                                             ------------
                                                                                3,986,492
                                                                             ------------




                                    THE ARBITRAGE FUND
                            Schedule of Securities Sold Short
                               August 31, 2006 (Unaudited)

-----------------------------------------------------------------------------------------
    SHARES     COMMON STOCK -- 16.53%                                            VALUE
-----------------------------------------------------------------------------------------

               TRUCKING -- 0.61%
       44,500  Mullen Group Income Fund (a)...............................   $  1,022,528
                                                                             ------------

               TOTAL COMMON STOCK (Proceeds $27,855,790)                     $ 27,852,485
                                                                             ------------

-----------------------------------------------------------------------------------------
    SHARES     REAL ESTATE INVESTMENT TRUSTS -- 0.67%                            VALUE
-----------------------------------------------------------------------------------------
       10,100  SL Green Realty Corp.  (Proceeds $1,121,428)...............   $  1,126,756
                                                                             ------------

               TOTAL SECURITIES SOLD SHORT -- 17.20%
               (Proceeds $28,977,218)                                        $ 28,979,241
                                                                             ============

PERCENTAGES ARE BASED ON NET ASSETS OF $168,485,239.
(A) NON-INCOME PRODUCING SECURITY.
(B) UNDERLYING SECURITY FOR A WRITTEN/PURCHASED CALL/PUT OPTION.
ADR -- AMERICAN DEPOSITARY RECEIPT
+ AT AUGUST 31, 2006, THE TAX BASIS COST OF THE FUND'S SECURITIES SOLD SHORT WAS
$28,977,218, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,534,681 AND
$(1,536,704), RESPECTIVELY.




                                    THE ARBITRAGE FUND
                             Schedule of Open Options Written
                               August 31, 2006 (Unaudited)

-----------------------------------------------------------------------------------------
  CONTRACTS    WRITTEN CALL OPTIONS -- 0.18%                                     VALUE
-----------------------------------------------------------------------------------------
               Andrx Corp.,
           40    09/19/06 at $25 .........................................   $         --
               Capital One Financial Corp.,
          100    09/09/06 at $80..........................................            750
          100    10/24/06 at $70 .........................................         50,000
               NYSE Group, Inc.,
          200    09/19/06 at $65..........................................          5,000
               SanDisk Corp.,
           95    09/19/06 at $45 .........................................        133,000
          100    09/19/06 at $50 .........................................         91,000
               Stone Energy Corp.,
          433    09/19/06 at $45 .........................................         22,732
               VeriFone Holdings, Inc.,
           75    09/19/06 at $25 .........................................          5,063
                                                                             ------------

               TOTAL OPEN OPTIONS WRITTEN -- 0.18%
               (Premiums Received $194,635)                                  $    307,545
                                                                             ============

PERCENTAGES ARE BASED ON NET ASSETS OF $168,485,239.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

As of August 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:
-----------------------------------------------------------------------------------------
                                                                             Unrealized
                        To Receive                                          Appreciation
    Settlement Date    (To Deliver)      Initial Value       Market Value  (Depreciation)
-----------------------------------------------------------------------------------------

Contracts to Sell
    11/01/06 ..........   (990,000) AUD    $   756,281        $   754,813      $   1,468
    11/01/06 .......... (5,175,000) CAD      4,614,328          4,673,027        (58,699)
    11/01/06 .......... (2,550,000) EUR      3,285,216          3,276,047          9,169
    11/01/06 .......... (6,575,000) GBP     12,372,572         12,515,752       (143,180)
    11/01/06 .......... (3,300,000) SEK        463,087            458,613          4,474
                                           ------------       ------------     ----------
Total Sell Contracts ..                    $21,491,484        $21,678,252      $(186,768)
                                           ------------       ------------     ----------

Contracts to Buy
    11/01/06 ..........  2,325,000  CAD    $(2,093,746)       $(2,099,476)     $   5,730
    11/01/06 ..........    725,000  EUR       (932,301)          (931,425)          (876)
    11/01/06 ..........  1,490,000  GBP     (2,836,522)        (2,836,327)          (195)
    11/01/06 ..........  3,300,000  SEK       (458,202)          (458,613)           411
                                           ------------       ------------     ----------
Total Buy Contracts ...                    $(6,320,771)       $(6,325,841)     $   5,070
                                           ------------       ------------     ----------
Net Contracts .........................    $15,170,713        $15,352,411      $(181,698)
                                           ============       ============     ==========
-----------------------------------------------------------------------------------------
    AUD -- Australian Dollar        GBP -- British Pound Sterling
    CAD -- Canadian Dollar          SEK -- Swedish Krone
    EUR -- Euro
-----------------------------------------------------------------------------------------


FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER
SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR
ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                             The Arbitrage Funds


By (Signature and Title)*                                /s/ John S. Orrico
                                                         -----------------------
                                                         John S. Orrico
                                                         President and Treasurer

Date: October 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                                /s/ John S. Orrico
                                                         -----------------------
                                                         John S. Orrico
                                                         President and Treasurer

Date: October 27, 2006

By (Signature and Title)*                                /s/ Eric Kleinschmidt
                                                         -----------------------
                                                         Eric Kleinschmidt
                                                         Chief Financial Officer

Date: October 27, 2006

* Print the name and title of each signing officer under his or her signature.